Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Schedule of Loss Per Share

The following table sets forth the loss per share calculations for the three and six months ended June 30, 2024 compared to the three and six months ended June 30, 2023.

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
Net loss for the period attributable to Oculis shareholders - in CHF thousands	(20,839)	(12,877)	(36,932)	(58,892)
Loss per share
Weighted-average number of shares used to compute basic and diluted loss per share	40,535,173	33,565,542	38,567,675	23,274,136

Basic and diluted net loss per share for the period, ordinary shares	(0.51)	(0.38)	(0.96)	(2.53)

Schedule of Potentially Dilutive Securities

Since the Company has a loss for all periods presented, basic net loss per share is the same as diluted net loss per share. Potentially dilutive securities that were not included in the diluted loss per share calculations because they would be anti-dilutive were as follows:

	As of June 30, 2024	As of June 30, 2023
Share options issued and outstanding	4,307,447	3,347,214
Earnout options	280,185	369,737
Share and earnout options issued and outstanding	4,587,632	3,716,951
Restricted stock units subject to future vesting	466,908	-
Restricted shares subject to repurchase	24,523	171,662
Earnout shares	3,793,995	3,793,995
Public warrants	4,102,397	4,203,770
Private warrants	151,699	151,699
Blackrock Warrant	43,321	-
Total	13,170,475	12,038,077